Employee future benefits	9 Months Ended
Sep. 30, 2021
Employee future benefits

9. Employee future benefits

The Company sponsors pension plans in Germany (The Aeterna Zentaris GmbH Pension Plan). The change in the Company’s accrued benefit obligations is summarized as follows:

	Nine months ended September 30, 2021			Year ended December 31, 2020
	Pension benefit plans	Other benefit plans	Total	Total
	$	$	$	$
Balances – Beginning of the period	15,341	94	15,435	13,788
Current service cost	46	3	49	54
Interest cost	67	—	67	163
Actuarial (gain) loss arising from changes in financial assumptions	(133)	—	(133)	651
Benefits paid	(342)	(2)	(344)	(532)
Impact of foreign exchange rate changes	(854)	(5)	(859)	1,311
Balances – End of the period	14,125	90	14,215	15,435
Amounts recognized:
In net loss	113	3	116	(218)
In other comprehensive loss	(987)	(5)	(992)	(1,961)

The calculation of the pension benefit obligation is sensitive to the discount rate assumption. Discount rates were 0.6% at December 31, 2020 and 1.1% at September 30, 2021

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

AS AT SEPTEMBER 30, 2021 AND FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2021 AND 2020

(amounts in thousands of US dollars, except share/option/warrant and per share/option/warrant data and as otherwise noted)

(Unaudited)